Condensed Consolidated Statement of Changes in Equity (unaudited) - SEK (kr) kr in Millions		Share capital	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the period at Dec. 31, 2020		kr 3,990	kr (84)	kr (45)	kr 16,203	kr 20,064
Net profit					479	479	[1]
Other comprehensive income			(15)	27		12
Total comprehensive income			(15)	27	479	491	[1]
Dividend					(290)	(290)
Balance at the end of the period at Jun. 30, 2021	[2]	3,990	(99)	(18)	16,392	20,265
Balance at the beginning of the period at Dec. 31, 2020		3,990	(84)	(45)	16,203	20,064
Net profit					1,034	1,034	[1]
Other comprehensive income			(18)	18		0
Total comprehensive income			(18)	18	1,034	1,034	[1]
Dividend					(290)	(290)
Balance at the end of the period at Dec. 31, 2021	[2]	3,990	(102)	(27)	16,947	20,808
Net profit					287	287	[1]
Other comprehensive income			50	36		86
Total comprehensive income			50	36	287	373	[1]
Dividend					(414)	(414)
Balance at the end of the period at Jun. 30, 2022	[2]	kr 3,990	kr (52)	kr 9	kr 16,820	kr 20,767

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The entire equity is attributable to the shareholder of the Parent Company.